Inventories - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [Abstract]
Inventories pledged as security for liabilities	€ 18	€ 24	€ 25